Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.9%
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(a)(b)(c)	$200	$20,350
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(c)	400	366,325
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	200	154,538
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 08/29/22)(c)	350	201,425
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 08/29/22)(c)	300	240,712
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 08/30/22)(c)	200	125,600
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/29/22)(c)	400	336,000
5.50%, 10/01/27 (Call 10/01/22)(c)	600	462,000
YPF SA
6.95%, 07/21/27(c)	500	277,500
7.00%, 12/15/47 (Call 06/15/47)(c)	350	175,875
8.50%, 07/28/25(c)	775	488,715
		2,849,040
Australia — 0.1%
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(c)	400	273,200
CIBANCO SA Institucion de Banca Multiple Trust CIB/3332, 4.38%, 07/22/31 (Call 04/22/31)(c)	200	138,350
		411,550
Bahrain — 0.5%
AUB Sukuk Ltd., 2.62%, 09/09/26(c)	400	363,000
BBK BSC, 5.50%, 07/09/24(c)	200	195,538
FS Luxembourg Sarl, 10.00%, 12/15/25(c)	200	203,000
GFH Sukuk Ltd., 7.50%, 01/28/25(c)	400	390,075
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(c)	400	352,700
		1,504,313
Barbados — 0.1%
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(c)(d)	400	375,100

Brazil — 5.2%
Adecoagro SA, 6.00%, 09/21/27(c)	150	135,000
Aegea Finance Sarl, 6.75%, 05/20/29 (Call 05/20/25)(c)	200	194,037
Altice Financing SA, 5.75%, 08/15/29(c)	1,400	1,222,158
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28(c)	200	185,000
B3 S.A. Brasil Bolsa Balcao, 4.13%, 09/20/31(c)	200	167,538
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(c)(d)	200	191,725
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(c)	200	179,300
4.50%, 01/10/25 (Call 12/10/24)(c)(d)	200	194,350
Banco Davivienda SA, 6.65%, (Call 04/22/31)(c)(e)(f)	200	148,725
Banco do Brasil SA/Cayman
3.25%, 09/30/26(c)	200	184,100
4.88%, 01/11/29(c)	200	186,000
6.25%, (Call 04/15/24)(c)(e)(f)	200	176,600
9.00%, (Call 06/18/24)(c)(e)(f)	200	202,560
Banco Mercantil del Norte SA/Grand Cayman, 6.63%, (Call 01/24/32)(c)(e)(f)	200	161,850
Banco Votorantim SA, 4.38%, 07/29/25(c)	200	191,100
BBVA Bancomer SA/Texas, 6.75%, 09/18/25(c)	200	182,225
Braskem Finance Ltd., 6.45%, 02/03/24	0	—
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(c)	200	187,515
4.50%, 01/31/30(c)	200	181,750
Security	Par (000)	Value

Brazil (continued)
5.88%, 01/31/50(c)	$200	$174,000
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 08/29/22)(c)	200	203,725
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(c)	200	185,400
CSN Resources SA, 4.63%, 06/10/31 (Call 06/10/26)(c)	200	150,125
Easy Tactic Ltd.
7.50%, 07/11/25	150	36,000
7.50%, 07/11/28	150	20,250
Embraer Netherlands Finance BV
5.05%, 06/15/25	200	197,850
5.40%, 02/01/27	250	242,112
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	200	201,037
Gol Finance SA, 8.00%, 06/30/26 (Call 12/24/22)(c)	200	128,038
GTL Trade Finance Inc., 7.25%, 04/16/44 (Call 10/16/43)(c)	200	216,475
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(c)	200	192,663
4.50%, 11/21/29 (Call 11/21/24)(c)(f)	200	190,350
6.13%, (Call 12/12/22)(c)(e)(f)	200	193,600
6.50%, (Call 03/19/23)(c)(e)(f)	200	188,163
JBS Finance Luxembourg Co., 3.63%, 01/15/32 (Call 01/15/27)(c)	200	166,500
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance Inc., 3.75%, 12/01/31 (Call 12/01/26)(c)	100	83,515
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(c)	200	192,288
Korea East-West Power Co. Ltd., 1.75%, 05/06/25(c)	400	377,700
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(c)	200	174,913
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(c)	200	162,538
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)	400	320,000
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(c)	600	463,932
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(c)	200	167,250
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(c)	200	168,250
NBM U.S. Holdings Inc., 6.63%, 08/06/29 (Call 08/06/24)(c)(d)	200	194,810
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(c)	400	379,325
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, (7.35% PIK), 12/01/26 (Call 08/29/22)(c)(g)	169	97,804
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 08/29/22)(c)(h)	400	3,000
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 08/29/22)(c)(d)(g)	297	67,805
Oi SA, 10.00%, (12.00% PIK), 07/27/25(g)	300	142,500
Petrobras Global Finance BV
5.09%, 01/15/30	150	144,593
5.30%, 01/27/25	50	50,963
5.50%, 06/10/51 (Call 12/10/50)	200	164,975
5.60%, 01/03/31 (Call 10/03/30)(d)	250	243,906
5.75%, 02/01/29	150	150,731
6.00%, 01/27/28(d)	225	230,051
6.25%, 03/17/24	50	51,306
6.75%, 01/27/41	150	146,475
6.75%, 06/03/50 (Call 12/03/49)(d)	150	139,170
6.85%, 06/05/2115(d)	375	333,000
6.88%, 01/20/40(d)	148	146,964
6.90%, 03/19/49(d)	150	142,528
7.25%, 03/17/44(d)	150	150,778
7.38%, 01/17/27	250	271,062
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(c)	200	188,725
Raizen Fuels Finance SA, 5.30%, 01/20/27(c)	200	194,475
Rede D’or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(c)	200	186,350

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(c)	$200	$196,662
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)(d)	300	242,887
3.75%, 01/15/31 (Call 10/15/30)	250	217,187
5.00%, 01/15/30 (Call 10/15/29)(d)	200	191,150
6.00%, 01/15/29 (Call 10/15/28)	200	202,850
7.00%, 03/16/47 (Call 09/16/46)(c)	200	205,875
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(c)	200	195,500
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	200	182,000
6.25%, 08/10/26	150	159,923
6.88%, 11/21/36(d)	350	377,125
6.88%, 11/10/39	250	270,237
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/23)(c)	800	608,000
		15,938,899
British Virgin Islands — 0.1%
NWD Finance BVI Ltd., 6.15%, (Call 03/16/25)(c)(e)(f)	200	189,000

Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(c)	400	327,000

Chile — 3.4%
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(c)	250	215,313
Antofagasta PLC, 5.63%, 05/13/32 (Call 02/13/32)(c)	400	400,000
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(c)	400	340,575
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(c)(d)	200	166,475
3.50%, 10/12/27(c)(d)	400	377,200
Banco Santander Chile
2.70%, 01/10/25 (Call 12/10/24)(c)(d)	300	287,587
3.18%, 10/26/31 (Call 07/28/31)(c)	400	340,450
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(c)	400	365,075
4.25%, 04/30/29 (Call 01/30/29)(c)	200	184,400
4.50%, 08/01/24 (Call 05/01/24)	400	400,960
5.15%, 01/29/50 (Call 07/29/49)(c)	400	330,100
5.50%, 04/30/49 (Call 10/30/48)(c)	200	168,225
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(c)(d)	600	570,112
5.15%, 02/12/25 (Call 11/12/24)(c)(d)	200	199,975
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(c)	400	343,500
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(c)	200	171,480
3.15%, 01/19/32 (Call 10/19/31)(c)	400	328,450
3.95%, 10/11/27 (Call 07/11/27)(c)	400	374,950
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(c)	600	486,750
4.75%, 08/01/26 (Call 05/03/26)(c)	200	195,850
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	300	292,181
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	600	572,550
GNL Quintero SA, 4.63%, 07/31/29(c)	529	510,513
Guacolda Energia SA, 4.56%, 04/30/25 (Call 01/30/25)(c)	200	66,600
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(c)	200	182,225
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(c)	700	591,500
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(c)	200	164,870
3.85%, 01/13/30 (Call 10/13/29)(c)	200	178,500
Security	Par (000)	Value

Chile (continued)
4.38%, 04/04/27(c)	$400	$384,200
4.75%, 09/15/24 (Call 06/15/24)(c)	400	397,825
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51 (Call 03/10/51)(c)	600	449,925
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(c)	250	213,438
VTR Finance NV, 6.38%, 07/15/28 (Call 07/15/23)(c)	400	245,450
		10,497,204
China — 9.9%
Abu Dhabi National Energy Co. PJSC, 4.00%, 10/03/49(c)	200	184,100
Agricultural Bank of China Ltd./Hong Kong, 0.70%, 06/17/24(c)	200	190,686
AIA Group Ltd., 2.70%, (Call 04/07/26)(c)(e)(f)	200	173,000
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	200	169,482
3.25%, 02/09/61 (Call 08/09/60)	200	133,156
3.40%, 12/06/27 (Call 09/06/27)	300	289,722
3.60%, 11/28/24 (Call 08/28/24)	200	198,392
4.00%, 12/06/37 (Call 06/06/37)	200	177,204
4.20%, 12/06/47 (Call 06/06/47)	200	163,600
4.50%, 11/28/34 (Call 05/28/34)	200	189,498
Amipeace Ltd., 2.50%, 12/05/24(c)	200	195,876
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(c)	300	283,837
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(c)	400	346,200
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)(d)	200	168,342
3.08%, 04/07/25 (Call 03/07/25)	200	194,678
4.13%, 06/30/25	200	199,692
Bank of China Ltd., 5.00%, 11/13/24(c)	400	409,816
Bank of China Ltd./Hong Kong, 3.88%, 06/30/25(c)	200	202,350
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(c)	200	186,894
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(c)(e)(f)	400	395,000
Bluestar Finance Holdings Ltd., 3.88%, (Call 06/24/23)(c)(e)(f)	200	197,500
BOCOM International Blossom Ltd., 1.75%, 06/28/26(c)	200	185,398
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26(c)	200	184,538
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(c)(e)(f)	200	192,750
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26 (Call 06/28/26)(c)	200	185,922
China Cinda 2020 I Management Ltd., 2.50%, 03/18/25 (Call 02/18/25)(c)	200	188,788
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(c)	400	393,825
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(c)	200	191,412
4.75%, 02/21/29(c)	200	188,787
China Construction Bank Corp.
2.39%, 12/21/24(c)(f)	200	199,066
4.25%, 02/27/29 (Call 02/27/24)(c)(f)	200	200,800
China Construction Bank Corp./Hong Kong, 1.25%, 08/04/25(c)	200	187,690
China Construction Bank Corp./London, 3.13%, 05/17/25	200	198,896
China Overseas Finance Cayman VI Ltd.
5.95%, 05/08/24(c)	200	203,537
6.45%, 06/11/34(c)	200	213,225
China Resources Land Ltd., 3.75%, (Call 12/09/24)(c)(e)(f)	200	187,100
China SCE Group Holdings Ltd., 7.38%, 04/09/24 (Call 08/29/22)(c)	200	40,475
CICC Hong Kong Finance 2016 MTN Ltd., 1.63%, 01/26/24(c)	200	193,836
CIFI Holdings Group Co. Ltd., 6.00%, 07/16/25 (Call 01/16/23)(c)	200	74,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
CITIC Ltd.
2.85%, 02/25/30(c)	$200	$180,163
3.88%, 02/28/27(c)	200	199,850
CMB International Leasing Management Ltd., 1.88%, 08/12/25(c)	200	185,225
CMHI Finance BVI Co. Ltd., 3.50%, (Call 10/09/23)(c)(e)(f)	200	197,287
CMS International Gemstone Ltd., 1.30%, 09/16/24(c)	200	187,998
CNOOC Finance 2013 Ltd., 3.30%, 09/30/49 (Call 03/30/49)	200	143,806
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	600	607,612
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28(d)	200	206,725
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	106,550
6.40%, 05/15/37	175	195,869
7.50%, 07/30/39	150	183,749
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(c)(e)(f)	200	191,000
COSL Singapore Capital Ltd., 4.50%, 07/30/25(c)	200	203,458
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(c)	200	69,000
7.25%, 04/08/26 (Call 04/08/23)(c)	200	71,000
CSCIF Asia Ltd., 1.13%, 06/10/24(c)	200	190,662
DIB Sukuk Ltd., 2.95%, 02/20/25(c)	200	194,250
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(c)(e)(f)	400	386,000
Doha Finance Ltd., 2.38%, 03/31/26(c)	700	644,875
Easy Tactic Ltd., 7.50%, 07/11/27	200	39,250
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(c)(e)(f)	200	196,662
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(c)	200	169,225
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(c)	200	173,600
Fab Sukuk Co. Ltd., 2.50%, 01/21/25(c)	200	193,200
Fortune Star BVI Ltd., 5.95%, 10/19/25 (Call 10/19/23)(c)	200	110,000
Haidilao International Holding Ltd., 2.15%, 01/14/26(c)	200	144,000
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(c)	200	164,913
4.75%, 04/27/27(c)	200	170,413
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/30 (Call 11/28/29)(c)	200	150,038
3.75%, 05/29/24(c)	400	366,575
4.50%, 05/29/29(c)	200	157,725
ICBCIL Finance Co. Ltd.
1.63%, 11/02/24(c)	400	380,732
3.75%, 03/05/24(c)	200	199,475
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(c)	400	331,700
6.25%, 11/29/28 (Call 11/29/24)(c)	600	489,000
Indian Oil Corp. Ltd., 4.75%, 01/16/24(c)	200	201,662
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26)(c)(e)(f)	800	768,800
Industrial & Commercial Bank of China Ltd./Hong Kong, 1.63%, 10/28/26(c)	200	187,936
Industrial & Commercial Bank of China Ltd./London, 3.63%, 10/25/23, (3 mo. LIBOR US + 0.850%)(c)(f)	200	200,844
Industrial & Commercial Bank of China Ltd./Singapore
1.00%, 10/28/24(c)	200	190,220
1.20%, 09/09/25(c)	200	187,242
3.61%, 04/25/24, (3 mo. LIBOR US + 0.830%)(c)(f)	200	200,626
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(c)(f)	200	194,884
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(c)	200	190,712
Security	Par (000)	Value

China (continued)
JD.com Inc., 3.88%, 04/29/26	$200	$197,975
JGSH Philippines Ltd., 4.13%, 07/09/30(c)	400	371,575
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29 (Call 06/24/29)(c)	200	174,952
Legend Fortune Ltd., 1.38%, 06/02/24(c)	200	191,204
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(c)	200	166,272
5.83%, 01/27/28	200	200,492
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(i)	350	343,503
6.75%, 06/30/30 (Call 12/30/29)(i)	325	302,108
Longfor Group Holdings Ltd., 3.95%, 09/16/29(c)	200	136,000
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(c)	200	179,200
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(c)	400	370,000
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31 (Call 04/07/26)(f)(i)	400	352,000
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(c)(e)(f)	400	359,950
NWD Finance BVI Ltd., 4.13%, (Call 03/10/28)(c)(e)(f)	200	155,000
Ooredoo International Finance Ltd., 2.63%, 04/08/31(c)	800	724,000
Pioneer Reward Ltd., 1.30%, 04/09/24(c)	200	192,125
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(c)	200	193,412
Prosus NV, 4.85%, 07/06/27 (Call 04/06/27)(c)(d)	400	383,075
QIB Sukuk Ltd., 2.72%, 02/07/25, (3 mo. LIBOR US + 1.350%)(c)(f)	400	399,075
QNB Finance Ltd., 2.75%, 02/12/27(c)	700	664,475
REC Ltd., 2.25%, 09/01/26(c)	200	180,788
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(c)	200	74,000
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(c)	400	375,000
3.50%, 11/24/70 (Call 05/24/70)(c)	800	616,000
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(c)	200	171,612
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(c)	200	178,592
Shanghai Pudong Development Bank Co. Ltd./Hong Kong, 0.88%, 07/13/24(c)	200	190,814
Shui On Development Holding Ltd., 6.15%, 08/24/24 (Call 08/29/22)(c)	200	157,000
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(c)	200	54,538
SK Hynix Inc., 3.00%, 09/17/24(c)	200	194,537
State Elite Global Ltd., 3.55%, 10/24/24, (3 mo. LIBOR US + 0.770%)(c)(f)	200	199,672
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(c)	200	186,413
2.39%, 06/03/30 (Call 03/03/30)(c)	200	169,800
2.88%, 04/22/31 (Call 01/22/31)(c)(d)	200	175,402
3.24%, 06/03/50 (Call 12/03/49)(c)	200	136,538
3.58%, 04/11/26 (Call 02/11/26)(c)(d)	200	197,662
3.60%, 01/19/28 (Call 10/19/27)(c)(d)	300	288,117
3.84%, 04/22/51 (Call 10/22/50)(c)	200	152,462
3.94%, 04/22/61 (Call 10/22/60)(c)	200	149,076
3.98%, 04/11/29 (Call 01/11/29)(c)	400	383,575
4.53%, 04/11/49 (Call 10/11/48)(c)(d)	200	171,788
Times China Holdings Ltd., 5.55%, 06/04/24 (Call 06/04/23)(c)	200	24,000
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(c)	400	342,575
6.50%, 01/08/26(c)	500	423,531
Vanke Real Estate Hong Kong Co. Ltd., 4.20%, 06/07/24(c)	400	368,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

China (continued)
Vigorous Champion International Ltd., 2.75%, 06/02/25(c)	$200	$188,328
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(d)	200	164,274
Well Hope Development Ltd., 3.88%, (Call 10/19/22)(c)(e)(f)	200	199,500
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(c)	200	165,913
		30,499,483
Colombia — 4.2%
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(c)	599	427,843
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(c)	950	793,250
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)(d)	600	551,737
4.63%, 12/18/29 (Call 12/18/24)(f)	400	339,700
4.88%, 10/18/27 (Call 10/18/22)(f)	400	366,020
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(c)	200	165,038
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(c)	200	155,000
DBS Group Holdings Ltd., 1.17%, 11/22/24(c)	400	379,825
Ecopetrol SA
4.13%, 01/16/25	783	752,071
4.63%, 11/02/31 (Call 08/02/31)	700	572,250
5.38%, 06/26/26 (Call 03/26/26)	835	805,149
5.88%, 09/18/23	850	856,332
5.88%, 05/28/45	1,100	826,375
5.88%, 11/02/51 (Call 05/02/51)(d)	400	291,000
6.88%, 04/29/30 (Call 01/29/30)(d)	1,100	1,045,330
7.38%, 09/18/43(d)	475	422,839
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26)(c)(e)(f)	200	169,038
Guara Norte Sarl, 5.20%, 06/15/34(c)	187	153,447
JSM Global Sarl, 4.75%, 10/20/30(c)	200	154,100
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 08/29/22)(c)	200	186,038
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28(c)	200	160,250
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(c)	400	328,450
6.25%, 03/25/29 (Call 03/25/24)(c)(d)	360	342,517
Minerva Luxembourg SA, 4.38%, 03/18/31(c)	200	163,060
NagaCorp Ltd., 7.95%, 07/06/24 (Call 08/08/22)(c)	400	359,950
National Central Cooling Co. PJSC, 2.50%, 10/21/27(c)	200	181,700
Nexa Resources SA, 6.50%, 01/18/28 (Call 10/18/27)(c)	200	193,913
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(c)	400	331,325
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(c)	400	287,200
SURA Asset Management SA, 4.88%, 04/17/24(c)	400	398,000
Termocandelaria Power Ltd., 7.88%, 01/30/29 (Call 01/30/23)(c)	340	300,751
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(c)	400	366,325
		12,825,823
Egypt — 1.8%
Axis Bank Ltd., 4.10%, (Call 09/08/26)(c)(e)(f)	200	168,000
Azul Investments LLP, 7.25%, 06/15/26(c)	200	132,500
Banco do Brasil SA/Cayman
4.63%, 01/15/25(c)	200	196,600
9.25%, 10/29/49(c)	200	202,855
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(c)(f)	800	705,650
5.00%, (c)(e)	600	557,737
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(c)	197	163,718
Security	Par (000)	Value

Egypt (continued)
Delhi International Airport Ltd., 6.13%, 10/31/26(c)	$400	$363,825
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(c)	200	188,000
5.95%, 07/29/26 (Call 08/29/22)(c)	400	364,000
Minsur SA, 4.50%, 10/28/31(c)	400	340,075
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(c)	200	169,475
Pampa Energia SA, 7.50%, 01/24/27 (Call 08/29/22)(c)	450	363,375
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(c)	200	189,000
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(c)	400	378,652
Vedanta Resources Finance II PLC, 13.88%, 01/21/24 (Call 12/21/22)(c)	400	343,825
YPF SA, 2.50%, 06/30/29(c)(j)	480	261,000
YPF Sociedad Anonima
1.50%, 09/30/33(c)(j)	375	179,531
4.00%, 02/12/26(c)(j)	480	379,200
		5,647,018
Ghana — 0.6%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 08/29/22)(c)	400	348,000
Tullow Oil PLC
7.00%, 03/01/25 (Call 08/30/22)(c)	400	324,200
10.25%, 05/15/26 (Call 05/15/23)(c)(d)	1,178	1,095,540
		1,767,740
Guatemala — 0.4%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(c)	800	748,704
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(c)	600	525,600
		1,274,304
Hong Kong — 6.7%
Adani Green Energy Ltd., 4.38%, 09/08/24(c)	200	185,500
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(c)	200	197,600
3.20%, 09/16/40 (Call 03/16/40)(c)	600	485,550
3.38%, 04/07/30 (Call 01/07/30)(c)	200	191,538
3.60%, 04/09/29 (Call 01/09/29)(c)	200	195,850
3.90%, 04/06/28 (Call 01/06/28)(c)(d)	200	200,725
4.50%, 03/16/46 (Call 09/16/45)(c)	200	192,475
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(c)	200	192,870
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(c)(d)(e)(f)	800	812,000
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(c)(e)(f)	250	243,750
Bank of East Asia Ltd. (The), 5.83%, (Call 10/21/25)(c)(e)(f)	250	232,500
Bocom Leasing Management Hong Kong Co. Ltd., 2.76%, 12/10/24, (3 mo. LIBOR US + 1.075%)(c)(f)	200	197,975
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(c)(e)(f)	200	155,538
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(c)	200	196,181
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(c)	200	179,500
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(c)(e)(f)	200	195,500
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(c)	200	187,626
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(c)	200	194,390
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(c)(d)	200	196,662
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(c)	200	199,162
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(c)	200	184,946
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(c)(d)	200	198,910
3.38%, 09/06/49(c)	200	163,762
3.63%, 04/11/29 (Call 01/11/29)(c)	200	195,473

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hong Kong (continued)
CK Hutchison International 20 Ltd.
2.50%, 05/08/30 (Call 02/08/30)(c)	$200	$179,336
3.38%, 05/08/50(c)	200	163,306
CK Hutchison International 21 Co.
1.50%, 04/15/26 (Call 03/15/26)(c)	200	186,364
2.50%, 04/15/31 (Call 01/15/31)(c)	200	178,346
3.13%, 04/15/41 (Call 10/15/40)(c)	200	164,482
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25)(c)(e)(f)	200	187,288
CNCBINV 1 BVI Ltd., 1.75%, 11/17/24(c)	200	189,163
Country Garden Holdings Co. Ltd., 3.30%, 01/12/31 (Call 10/12/30)(c)	200	61,000
Elect Global Investments Ltd.
4.10%, (Call 06/03/25)(c)(e)(f)	200	170,288
4.85%, (Call 08/25/23)(c)(e)	200	160,000
Emirates NBD Bank PJSC, 4.25%, (Call 02/27/27)(c)(e)(f)	200	181,250
EnfraGen Energia Sur SA, 5.38%, 12/30/30(c)	400	269,500
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(c)	600	537,750
Esic Sukuk Ltd., 3.94%, 07/30/24(c)	200	195,350
FWD Group Ltd.
5.75%, 07/09/24(c)	200	188,663
6.38%, (Call 09/13/24)(c)(e)(f)	200	176,663
8.05%, (Call 12/15/22)(c)(e)(f)	200	188,100
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(c)	577	503,731
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 08/29/22)(c)	200	186,500
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(c)	400	386,075
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(c)	200	167,975
2.88%, 05/03/26(c)	200	195,287
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(c)	200	171,088
2.88%, 05/27/30 (Call 02/27/30)(c)	200	182,288
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(c)	200	187,390
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(c)	200	200,090
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(c)	100	129,987
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(c)	200	193,975
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(c)	850	803,250
JMH Co. Ltd., 2.50%, 04/09/31 (Call 01/09/31)(c)	200	174,424
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(c)	200	187,000
5.25%, (Call 11/03/22)(c)(e)	200	114,000
Link Finance Cayman 2009 Ltd. (The), 3.60%, 09/03/24(c)	200	199,975
MTR Corp. Ltd., 1.63%, 08/19/30(c)	400	342,700
Nan Fung Treasury III Ltd., 5.00%, (Call 09/10/23)(c)(e)	200	151,975
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29 (Call 11/20/24)(c)(f)	250	243,250
New World China Land Ltd., 4.75%, 01/23/27(c)	200	195,162
NWD Finance BVI Ltd., 6.25%, (Call 03/07/24)(c)(e)	400	321,325
NWD MTN Ltd.
4.13%, 07/18/29(c)	200	174,100
4.50%, 05/19/30(c)	200	175,663
Petron Corp., 5.95%, (Call 04/19/26)(c)(e)(f)	400	376,075
Philippine National Bank, 3.28%, 09/27/24(c)	600	581,362
Phoenix Lead Ltd., 4.85%, (Call 02/23/23)(c)(e)	200	173,750
Prudential PLC, 3.13%, 04/14/30	400	371,818
QNB Finance Ltd., 1.63%, 09/22/25(c)	400	373,500
SABIC Capital I BV, 3.00%, 09/14/50 (Call 03/14/50)(c)	200	144,000
Sands China Ltd.
4.30%, 01/08/26 (Call 12/08/25)	600	537,060
Security	Par (000)	Value

Hong Kong (continued)
5.13%, 08/08/25 (Call 06/08/25)	$1,200	$1,123,884
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(c)	200	156,500
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(c)	340	245,607
SingTel Group Treasury Pte. Ltd., 1.88%, 06/10/30 (Call 03/10/30)(c)	300	261,712
SMC Global Power Holdings Corp., 5.70%, (Call 01/21/26)(c)(e)(f)	400	356,000
Sun Hung Kai Properties Capital Market Ltd.
2.88%, 01/21/30(c)	200	183,600
3.75%, 02/25/29(c)	200	196,662
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(c)	200	202,537
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(c)	200	200,412
Westwood Group Holdings Ltd., 2.80%, 01/20/26(c)	200	172,663
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(c)	200	195,537
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(c)	200	189,413
		20,582,134
India — 4.5%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(c)	200	195,500
5.95%, 07/31/24(c)	400	403,000
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(c)	200	161,850
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(c)	200	194,163
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(c)	200	154,350
3.38%, 07/24/24(c)	200	194,413
4.20%, 08/04/27 (Call 02/04/27)(c)	200	184,913
4.38%, 07/03/29(c)	200	176,100
Adani Transmission Ltd., 4.00%, 08/03/26(c)	200	190,038
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(c)	200	197,662
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(c)	200	203,912
Bharti Airtel Ltd.
3.25%, 06/03/31(c)	200	169,990
4.38%, 06/10/25(c)	200	199,100
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(c)	200	196,162
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 08/15/22)(c)	450	420,975
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(c)	200	170,663
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(c)	196	166,175
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(c)	200	187,250
HDFC Bank Ltd., 3.70%, (Call 08/25/26)(c)(e)(f)	200	169,500
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(c)	200	193,788
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(c)	450	447,272
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(c)	200	164,758
3.25%, 02/13/30(c)	200	176,163
3.57%, 01/21/32(c)	200	175,950
3.73%, 03/29/24(c)	200	198,890
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(c)	184	157,320
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(c)	200	169,500
5.05%, 04/05/32 (Call 10/05/31)(c)	200	156,000
LG Chem Ltd.
1.38%, 07/07/26(c)	400	360,420
2.38%, 07/07/31(c)	200	168,968
MAR Sukuk Ltd., 2.21%, 09/02/25(c)	400	378,000
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(c)	800	552,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

India (continued)
Network i2i Ltd.
3.98%, (c)(e)	$200	$165,500
5.65%, (Call 01/15/25)(c)(e)(f)	400	383,920
NTPC Ltd.
4.25%, 02/26/26(c)	200	199,975
4.38%, 11/26/24(c)	200	199,975
Oil India Ltd.
5.13%, 02/04/29(c)	200	198,537
5.38%, 04/17/24(c)	200	203,475
ONGC Videsh Ltd., 4.63%, 07/15/24(c)	200	200,787
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(c)	200	194,038
Periama Holdings LLC/DE, 5.95%, 04/19/26(c)	200	185,750
POSCO, 2.75%, 07/15/24(c)	200	195,475
Power Finance Corp. Ltd.
3.95%, 04/23/30(c)(d)	200	179,538
4.50%, 06/18/29(c)	400	376,825
REC Ltd., 3.38%, 07/25/24(c)	200	196,037
Reliance Industries Ltd.
2.88%, 01/12/32(c)	350	296,733
3.63%, 01/12/52(c)	400	306,640
3.67%, 11/30/27(c)	250	244,500
3.75%, 01/12/62(c)	400	300,575
4.13%, 01/28/25(c)	250	250,281
6.25%, 10/19/40(c)	250	277,367
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(c)(d)	200	166,000
Samba Funding Ltd., 2.75%, 10/02/24(c)	600	582,112
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(c)	400	377,950
State Bank of India/London
4.38%, 01/24/24(c)	200	201,100
4.88%, 04/17/24(c)	200	202,850
Summit Digitel Infrastructure Pvt. Ltd., 2.88%, 08/12/31 (Call 08/12/30)(c)	200	155,692
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(c)	200	147,000
9.25%, 04/23/26 (Call 04/23/23)(c)(d)	200	124,000
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(c)	200	181,750
		13,929,127
Indonesia — 3.7%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(c)	500	478,219
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(c)	400	268,700
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(c)	200	158,000
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(c)	400	286,000
Bank Mandiri Persero Tbk PT
3.75%, 04/11/24(c)	200	198,662
4.75%, 05/13/25(c)	600	605,550
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(c)	400	367,044
4.30%, (Call 03/24/27)(c)(e)(f)	400	338,544
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(c)	300	297,033
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 08/29/22)(c)	400	366,700
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(c)	500	485,625
5.32%, 04/14/32 (Call 01/01/32)(c)	1,000	931,250
6.20%, 04/14/52 (Call 10/14/51)(c)	500	441,250
HKT Capital No. 6 Ltd., 3.00%, 01/18/32 (Call 10/18/31)(c)	200	175,562
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(c)	250	240,750
Security	Par (000)	Value

Indonesia (continued)
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(c)	$800	$670,088
4.75%, 06/09/51 (Call 12/09/50)(c)	400	297,044
Inventive Global Investments Ltd., 1.65%, 09/03/25(c)	200	186,906
Link Finance Cayman 2009 Ltd. (The), 2.75%, 01/19/32(c)	200	179,612
LLPL Capital Pte Ltd., 6.88%, 02/04/39(c)	349	328,478
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(c)	400	355,500
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(c)	400	374,000
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 08/29/22)(c)	200	192,163
Minejesa Capital BV
4.63%, 08/10/30(c)	800	720,088
5.63%, 08/10/37(c)	600	485,925
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(c)	1,000	1,006,750
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(c)	600	507,300
State Bank of India/London, 1.80%, 07/13/26(c)	400	367,772
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(c)	200	183,725
		11,494,240
Israel — 3.3%
Bank Hapoalim BM, 3.26%, 01/21/32 (Call 01/21/27)(f)(i)	400	346,000
Bank Leumi Le-Israel BM, 3.28%, 01/29/31 (Call 01/29/26)(f)(i)	400	356,625
Bank of East Asia Ltd. (The), 5.88%, (Call 09/19/24)(c)(e)(f)	250	236,250
Country Garden Holdings Co. Ltd., 4.20%, 02/06/26 (Call 02/06/24)(c)	200	69,000
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(i)	350	299,250
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(i)	400	398,950
Israel Electric Corp. Ltd.
4.25%, 08/14/28(i)	600	593,363
Series 6, 5.00%, 11/12/24(i)	700	709,100
OCP SA, 3.75%, 06/23/31 (Call 03/23/31)(c)	300	250,125
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(c)	350	313,058
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27)(c)(e)(f)	200	188,750
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(d)	480	434,700
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	0	—
3.15%, 10/01/26	2,001	1,793,796
4.10%, 10/01/46	1,090	763,204
4.75%, 05/09/27 (Call 02/09/27)	400	375,860
5.13%, 05/09/29 (Call 02/09/29)	550	496,375
6.00%, 04/15/24 (Call 01/15/24)(d)	600	599,362
6.75%, 03/01/28 (Call 12/01/27)	700	696,290
7.13%, 01/31/25 (Call 10/31/24)	600	610,237
Turkiye Is Bankasi AS, 7.75%, 01/22/30 (Call 01/22/25)(c)(f)	500	435,875
Yancoal International Resources Development Co. Ltd., 3.50%, 11/04/23(c)	200	195,038
		10,161,208
Jamaica — 0.1%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 08/15/22)(c)	250	234,734

Jordan — 0.3%
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 09/30/40(c)	590	495,972
Hikma Finance USA LLC, 3.25%, 07/09/25(c)	200	189,038

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Jordan (continued)
SMC Global Power Holdings Corp., 7.00%, (Call 10/21/25)(c)(e)(f)	$400	$376,450
		1,061,460
Kazakhstan — 0.9%
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(c)(f)	200	188,500
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(i)	350	308,000
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(c)	1,000	907,500
SNB Sukuk Ltd., 2.34%, 01/19/27(c)	200	186,750
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(c)	200	166,788
3.25%, 08/15/30 (Call 02/15/30)(c)	600	436,500
4.00%, 08/15/26(c)	700	590,187
		2,784,225
Kuwait — 2.1%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/28 (Call 01/29/28)(c)	400	360,825
Agricultural Bank of China Ltd./New York, 0.85%, 01/19/24(c)	200	193,140
Boubyan Sukuk Ltd.
2.59%, 02/18/25(c)	400	382,000
3.39%, 03/29/27(c)	400	388,000
Burgan Bank SAK, 5.75%, (Call 07/09/24)(c)(e)(f)	400	346,325
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(c)(e)(f)	200	204,300
Equate Petrochemical BV, 4.25%, 11/03/26(c)	800	789,400
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(c)	200	199,062
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(c)	400	322,200
4.50%, 02/23/27(c)	200	155,475
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(i)	300	289,650
MEGlobal Canada ULC
5.00%, 05/18/25(c)	600	606,300
5.88%, 05/18/30(c)	400	420,200
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (SOFR + 1.050%)(c)(f)	800	720,000
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(c)(e)(f)	400	372,825
SABIC Capital I BV, 2.15%, 09/14/30 (Call 06/14/30)(c)	200	171,000
Warba Sukuk Ltd., 2.98%, 09/24/24(c)	400	392,325
		6,313,027
Luxembourg — 0.1%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/23)(c)	400	352,992

Macau — 1.7%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(c)	400	256,000
4.85%, 01/27/28 (Call 01/27/25)(c)	300	180,150
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/29/22)(c)(d)	604	474,925
5.25%, 04/26/26 (Call 08/29/22)(c)	400	312,000
5.63%, 07/17/27 (Call 08/29/22)(c)(d)	400	296,000
5.75%, 07/21/28 (Call 07/21/23)(c)	400	284,000
MGM China Holdings Ltd.
5.38%, 05/15/24 (Call 08/08/22)(c)	500	450,000
5.88%, 05/15/26 (Call 08/08/22)(c)	500	412,438
Sands China Ltd.
3.10%, 03/08/29 (Call 01/08/29)(c)	600	473,964
4.88%, 06/18/30 (Call 03/18/30)	200	169,500
5.40%, 08/08/28 (Call 05/08/28)	1,000	901,190
Security	Par (000)	Value

Macau (continued)
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(c)	$700	$346,850
6.00%, 07/15/25 (Call 08/29/22)(c)	200	128,998
6.50%, 01/15/28 (Call 07/15/23)(c)	400	211,450
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(c)	600	448,500
		5,345,965
Malaysia — 1.7%
Axiata SPV2 Bhd, 4.36%, 03/24/26(c)	200	203,538
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(c)	600	420,675
CIMB Bank Bhd
2.13%, 07/20/27(c)	200	183,850
3.20%, 10/09/24, (3 mo. LIBOR US + 0.780%)(c)(f)	600	599,362
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(c)	600	458,430
Gohl Capital Ltd., 4.25%, 01/24/27(c)	900	797,231
Malayan Banking Bhd, 2.24%, 08/16/24, (3 mo. LIBOR US + 0.800%)(c)(f)	600	599,550
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(c)	400	380,508
NWD Finance BVI Ltd., 4.80%, (Call 09/09/23)(c)(e)	200	144,038
RBH Bank, 1.66%, 06/29/26(c)	200	185,762
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(c)	600	583,988
4.85%, 11/01/28(c)	500	517,906
		5,074,838
Mexico — 4.3%
Alfa SAB de CV
5.25%, 03/25/24 (Call 12/25/23)(c)	200	199,225
6.88%, 03/25/44 (Call 09/25/43)(c)	200	189,500
Alpek SAB de CV, 4.25%, 09/18/29 (Call 06/18/29)(c)	200	184,038
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(c)	200	185,163
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)(d)	200	183,670
3.63%, 04/22/29 (Call 01/22/29)(d)	200	194,548
4.38%, 07/16/42	400	375,575
4.38%, 04/22/49 (Call 10/22/48)(d)	400	381,950
4.70%, 07/21/32	200	207,000
6.13%, 03/30/40	500	567,281
6.38%, 03/01/35	250	292,500
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(c)	300	296,587
4.38%, 04/11/27 (Call 01/11/27)(c)	150	142,950
Banco Mercantil del Norte SA/Grand Cayman, 6.75%, (Call 09/27/24)(c)(d)(e)(f)	200	188,288
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand
5.38%, 04/17/25(c)	500	506,250
5.95%, 10/01/28(c)	200	198,912
BBVA Bancomer SA/Texas
4.38%, 04/10/24(c)	200	198,537
5.13%, 01/18/33 (Call 01/17/28)(c)(f)	200	173,000
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(c)	200	165,036
Cemex SAB de CV
5.45%, 11/19/29 (Call 11/19/24)(c)	200	183,500
7.38%, 06/05/27 (Call 06/05/23)(c)	200	202,000
Cemex SAB De CV, 5.13%, (Call 06/08/26)(c)(e)(f)	200	167,000
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(c)	200	178,475

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(d)	$150	$122,217
2.75%, 01/22/30 (Call 10/22/29)(d)	350	321,081
5.25%, 11/26/43	150	151,763
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(c)(d)	175	166,440
FEL Energy VI Sarl, 5.75%, 12/01/40(c)	189	135,632
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	600	471,540
4.38%, 05/10/43	150	135,975
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(c)	200	150,600
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(c)	200	188,000
Grupo Bimbo SAB de CV
3.88%, 06/27/24(c)	200	199,100
4.00%, 09/06/49(c)	200	166,625
4.70%, 11/10/47 (Call 05/10/47)(c)(d)	200	186,413
4.88%, 06/27/44(c)(d)	200	188,350
5.95%, (Call 04/17/23)(c)(e)(f)	200	196,360
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	189,494
5.25%, 05/24/49 (Call 11/24/48)(d)	200	197,037
6.13%, 01/31/46 (Call 07/31/45)	200	220,037
6.63%, 01/15/40	200	219,600
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(c)	200	184,975
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(c)	200	145,375
4.88%, 01/14/48(c)	200	144,350
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(c)	200	158,663
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(c)	200	180,500
2.88%, 05/11/31 (Call 02/11/31)(c)	200	164,350
4.00%, 10/04/27 (Call 07/04/27)(c)	200	192,537
5.50%, 01/15/48 (Call 07/15/47)(c)	200	170,288
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(c)	400	386,200
Southern Copper Corp.
3.88%, 04/23/25	150	147,938
5.25%, 11/08/42(d)	300	293,782
5.88%, 04/23/45(d)	370	389,120
6.75%, 04/16/40	300	341,625
7.50%, 07/27/35	200	238,037
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28 (Call 09/30/25)(c)	200	155,680
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(c)	200	171,250
5.25%, 01/30/26 (Call 10/30/25)(c)	200	187,225
6.39%, 01/15/50 (Call 07/15/49)(c)	200	155,000
6.95%, 01/30/44 (Call 07/30/43)(c)	200	163,850
Unifin Financiera SAB de CV, 9.88%, 01/28/29 (Call 01/28/25)(c)(d)	200	104,000
		13,241,994
Morocco — 0.5%
MGM China Holdings Ltd., 5.25%, 06/18/25 (Call 08/08/22)(c)	200	168,538
OCP SA
4.50%, 10/22/25(c)	400	392,860
5.63%, 04/25/24(c)	525	530,020
Security	Par (000)	Value

Morocco (continued)
6.88%, 04/25/44(c)	$400	$340,825
		1,432,243
Nigeria — 0.4%
Access Bank PLC
6.13%, 09/21/26(c)	200	147,225
9.13%, (Call 10/07/26)(c)(e)(f)	400	282,000
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 08/30/22)(c)	600	532,800
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(c)	400	356,080
		1,318,105
Oman — 0.5%
Bank Muscat SAOG, 4.75%, 03/17/26(c)	400	383,000
DIB Sukuk Ltd., 1.96%, 06/22/26(c)	400	369,000
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(c)	200	200,725
6.63%, 04/24/28(c)	700	713,913
		1,666,638
Panama — 0.9%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(c)	1,000	818,313
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(c)	400	379,950
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(c)(d)	800	712,520
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(c)	400	356,500
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(c)	200	164,000
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(c)	300	264,750
		2,696,033
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(c)(h)	421	262,704
Peru — 2.2%
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(c)(d)	500	473,125
Banco de Credito del Peru S.A.
3.13%, 07/01/30 (Call 07/01/25)(c)(f)	550	500,775
3.25%, 09/30/31 (Call 09/30/26)(c)(f)	250	217,547
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(c)	200	176,000
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(c)	400	344,000
Consorcio Transmantaro SA
4.70%, 04/16/34(c)(d)	400	366,325
5.20%, 04/11/38 (Call 01/11/38)(c)	400	365,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(c)	366	334,752
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(c)	400	365,325
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(c)	400	330,700
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(c)	400	366,950
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(c)	376	336,693
5.88%, 07/05/34(c)	384	374,448
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(c)	200	154,500
Peru LNG Srl, 5.38%, 03/22/30(c)	600	499,500
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(c)	600	579,488
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 08/29/22)(c)	600	486,000
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(c)	200	179,400
YPF SA, 8.75%, 04/04/24(c)	441	323,033
		6,773,561

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines — 0.8%
Bank of the Philippine Islands, 4.25%, 09/04/23(c)	$200	$200,475
BDO Unibank Inc., 2.13%, 01/13/26(c)	400	372,500
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(c)	357	336,136
Globe Telecom Inc., 4.20%, (Call 08/02/26)(c)(e)(f)	400	368,000
Petron Corp., 4.60%, (Call 07/19/23)(c)(e)(f)	200	188,225
San Miguel Crop., 5.50%, (Call 07/29/25)(c)(e)(f)	400	383,500
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(c)(e)(f)	500	472,906
		2,321,742
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(c)	500	416,719

Qatar — 3.1%
ABQ Finance Co., 2.00%, 07/06/26(c)	400	367,500
ABQ Finance Ltd.
1.88%, 09/08/25(c)	200	187,250
3.13%, 09/24/24(c)	400	392,500
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(c)	400	298,000
AKCB Finance Ltd., 4.75%, 10/09/23(c)	200	201,600
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(c)	200	190,434
Braskem Idesa SAPI, 6.99%, 02/20/32 (Call 02/20/27)(c)	400	336,880
CBQ Finance Ltd., 2.00%, 09/15/25(c)	400	374,500
Central Plaza Development Ltd., 4.65%, 01/19/26 (Call 10/19/25)(c)	200	138,750
Industrias Penoles SAB de CV, 4.75%, 08/06/50 (Call 02/06/50)(c)	200	161,788
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(c)	400	348,825
MAR Sukuk Ltd., 3.03%, 11/13/24(c)	400	391,825
Nakilat Inc., 6.07%, 12/31/33(c)	598	632,179
Ooredoo International Finance Ltd.
3.75%, 06/22/26(c)	400	399,075
3.88%, 01/31/28(c)	200	198,663
4.50%, 01/31/43(c)	200	200,475
5.00%, 10/19/25(c)	600	620,400
QIB Sukuk Ltd.
1.95%, 10/27/25(c)	500	471,875
3.98%, 03/26/24(c)	600	600,675
QNB Finance Ltd.
2.63%, 05/12/25(c)	600	579,750
3.50%, 03/28/24(c)	600	597,675
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(c)	521	544,947
6.33%, 09/30/27(c)	468	488,729
SingTel Group Treasury Pte. Ltd., 2.38%, 08/28/29 (Call 05/28/29)(c)	400	366,700
SMC Global Power Holdings Corp., 5.45%, (Call 12/09/26)(c)(e)(f)	400	343,500
		9,434,495
Russia — 0.2%
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(c)	600	600,000
Saudi Arabia — 3.5%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(c)	200	197,704
Almarai Sukuk Ltd., 4.31%, 03/05/24(c)	200	199,662
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(c)	200	180,288
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(c)	200	184,934
Security	Par (000)	Value

Saudi Arabia (continued)
Country Garden Holdings Co. Ltd., 5.40%, 05/27/25 (Call 05/27/23)(c)	$200	$73,000
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(c)	200	193,725
EIG Pearl Holdings Sarl
3.55%, 08/31/36(c)	400	353,000
4.39%, 11/30/46(c)	500	405,000
GLP China Holdings Ltd., 2.95%, 03/29/26(c)	200	157,413
Henderson Land MTN Ltd., 2.38%, 05/27/25(c)	200	189,787
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(c)(f)	600	572,175
SABIC Capital II BV
4.00%, 10/10/23(c)	400	400,000
4.50%, 10/10/28(c)	200	203,037
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(c)	200	194,000
2.25%, 11/24/30 (Call 08/24/30)(c)	800	709,000
3.25%, 11/24/50 (Call 05/24/50)(c)	700	547,750
3.50%, 04/16/29(c)	1,100	1,075,250
4.25%, 04/16/39(c)	1,000	970,000
4.38%, 04/16/49(c)	1,000	947,000
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(c)	400	391,950
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(c)	600	603,000
5.50%, 04/08/44(c)	400	410,700
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(c)	400	402,500
4.72%, 09/27/28(c)	200	207,250
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(c)	200	188,000
Saudi Telecom Co., 3.89%, 05/13/29(c)	400	394,950
Yapi ve Kredi Bankasi AS, 7.88%, 01/22/31 (Call 01/22/26)(c)(f)	400	348,200
		10,699,275
Singapore — 4.1%
Africa Finance Corp., 2.88%, 04/28/28(c)	400	332,000
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(c)(d)	400	346,450
3.00%, 09/11/29 (Call 06/11/29)(c)	300	270,244
3.25%, 04/29/25 (Call 03/29/25)(c)	400	388,075
3.32%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(c)(f)	0	—
3.50%, 10/10/24 (Call 09/10/24)(c)	400	393,075
3.50%, 09/18/27 (Call 06/18/27)(c)	400	384,625
3.88%, 04/27/26 (Call 01/27/26)(c)	300	294,994
4.00%, 01/25/24 (Call 12/25/23)(c)	200	199,350
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(c)	600	573,114
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26)(c)(f)	400	318,450
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(c)	200	139,475
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26)(c)(e)(f)	200	189,000
DBS Group Holdings Ltd.
1.19%, 03/15/27(c)	400	362,948
3.30%, (Call 02/27/25)(c)(e)(f)	400	373,500
4.52%, 12/11/28 (Call 12/11/23)(c)(d)(f)	400	402,416
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	300	289,837
4.75%, 06/15/25 (Call 03/15/25)	284	283,790
4.88%, 06/15/29 (Call 03/15/29)	399	389,150
4.88%, 05/12/30 (Call 02/12/30)(d)	315	307,972
GLP Pte Ltd.
3.88%, 06/04/25(c)	600	570,487

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Singapore (continued)
4.50%, (Call 05/17/26)(c)(e)(f)	$400	$319,450
Oversea-Chinese Banking Corp Ltd., 4.60%, 06/15/32 (Call 06/15/27)(c)(f)	200	200,198
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(c)(f)	400	367,368
4.25%, 06/19/24(c)(d)	600	603,300
Singapore Airlines Ltd., 3.00%, 07/20/26 (Call 06/20/26)(c)	200	190,412
Singapore Telecommunications Ltd., 7.38%, 12/01/31(c)	300	384,806
SingTel Group Treasury Pte Ltd.
2.38%, 10/03/26(c)	200	192,162
3.25%, 06/30/25(c)	300	296,962
3.88%, 08/28/28 (Call 05/28/28)(c)	200	202,850
Ste Transcore Holdings Inc., 3.38%, 05/05/27	200	199,098
United Overseas Bank Ltd, 3.06%, 04/07/25(c)	400	394,680
United Overseas Bank Ltd.
1.25%, 04/14/26(c)	400	371,284
1.75%, 03/16/31 (Call 03/16/26)(c)(f)	400	363,252
2.00%, 10/14/31 (Call 10/14/26)(c)(f)	400	361,708
3.75%, 04/15/29 (Call 04/15/24)(c)(f)	200	198,140
3.86%, 10/07/32 (Call 10/07/27)(c)(f)	400	386,300
3.88%, (Call 10/19/23)(c)(e)(f)	400	392,450
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(c)	200	190,788
		12,424,160
South Africa — 2.8%
Absa Group Ltd., 6.38%, (Call 05/27/26)(c)(e)(f)	400	363,825
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(c)(f)	400	364,000
Amipeace Ltd., 1.75%, 11/09/26(c)	200	187,926
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	400	347,000
3.75%, 10/01/30 (Call 07/01/30)	500	423,654
Banco de Bogota SA, 6.25%, 05/12/26(c)	600	568,050
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(c)	600	535,050
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/24/25)(c)(f)	200	206,580
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(c)(f)	250	250,828
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(c)(f)	400	393,575
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(c)	200	201,037
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(c)	194	168,295
HPHT Finance 19 Ltd., 2.88%, 11/05/24(c)	200	195,600
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 08/29/22)(c)	200	146,200
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)	500	406,344
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(c)	400	392,450
6.50%, 10/13/26(c)	400	395,450
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)(d)	600	553,425
5.50%, 03/18/31 (Call 03/18/30)	500	407,594
5.88%, 03/27/24 (Call 02/27/24)	900	895,500
6.50%, 09/27/28 (Call 06/27/28)	400	381,200
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(c)	400	342,000
4.50%, 11/16/29 (Call 11/16/25)(c)	400	315,450
		8,441,033
Security	Par (000)	Value

South Korea — 3.7%
Hana Bank
1.25%, 12/16/26(c)	$400	$362,524
3.25%, 03/30/27(c)	200	195,225
Hanwha Life Insurance Co. Ltd.
3.38%, 02/04/32 (Call 02/04/27)(c)(f)	400	368,700
4.70%, (Call 04/23/23)(c)(e)(f)	400	395,450
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(c)(e)(f)	200	193,038
Hyundai Capital Services Inc., 1.25%, 02/08/26(c)	400	361,636
Kookmin Bank
1.38%, 05/06/26(c)(d)	200	184,288
1.75%, 05/04/25(c)(d)	400	377,400
2.50%, 11/04/30(c)	200	171,233
4.35%, (Call 07/02/24)(c)(e)(f)	200	190,975
Korea East-West Power Co. Ltd., 3.60%, 05/06/25	200	198,600
Korea Electric Power Corp.
1.13%, 06/15/25(c)	200	185,600
2.50%, 06/24/24(c)	400	392,950
Korea Gas Corp.
3.50%, 07/21/25(c)	200	198,037
3.50%, 07/02/26(c)	200	198,912
3.88%, 02/12/24(c)	200	201,100
6.25%, 01/20/42(c)(d)	600	760,050
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27)(f)(i)	200	199,000
LG Chem Ltd.
3.25%, 10/15/24(c)	200	196,829
3.63%, 04/15/29(c)	200	192,350
NAVER Corp., 1.50%, 03/29/26(c)	400	366,500
NongHyup Bank, 1.25%, 07/20/25(c)	200	184,860
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(c)	200	174,000
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(i)	400	336,000
3.25%, 08/08/31 (Call 05/08/31)(i)	500	378,750
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(c)(d)	200	182,516
3.88%, 11/05/23(c)	400	402,400
3.88%, 03/24/26(c)	200	196,968
4.38%, 04/13/32(c)	200	196,380
4.48%, 04/24/25, (3 mo. LIBOR US + 1.700%)(c)(f)	200	204,287
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(c)	200	184,172
2.88%, (Call 05/12/26)(c)(e)(f)	200	168,000
3.34%, 02/05/30 (Call 02/05/25)(c)(d)(f)	200	192,975
5.88%, (Call 08/13/23)(c)(e)(f)	400	396,325
SK Hynix Inc.
1.00%, 01/19/24(c)	200	190,750
1.50%, 01/19/26(c)	600	541,500
2.38%, 01/19/31(c)	400	316,000
Woori Bank
0.75%, 02/01/26(c)	400	361,896
2.00%, 01/20/27(c)	200	185,788
4.25%, (Call 10/04/24)(c)(e)(f)	400	378,575
4.75%, 04/30/24(c)	400	403,575
		11,466,114
Supranational — 0.3%
African Export-Import Bank (The), 2.63%, 05/17/26 (Call 04/17/26)(c)	400	349,450

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Eastern & Southern African Trade & Development Bank (The)
4.13%, 06/30/28(c)	$400	$314,681
4.88%, 05/23/24(c)	400	375,033
		1,039,164
Switzerland — 0.1%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(c)	400	240,000

Taiwan — 4.1%
Banco Mercantil del Norte SA/Grand Cayman, 5.88%, (Call 01/24/27)(c)(e)(f)	200	166,100
CDBL Funding 2, 2.00%, 03/04/26(c)	200	187,206
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(c)(e)(f)	400	357,000
Competition Team Technologies Ltd., 3.75%, 03/12/24(c)	400	399,825
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(c)	400	331,400
Formosa Group Cayman Ltd., 3.38%, 04/22/25(c)	800	784,400
Foxconn Far East Ltd.
1.63%, 10/28/25(c)	600	556,536
2.50%, 10/28/30(c)	400	347,950
Rumo Luxembourg Sarl, 5.25%, 01/10/28 (Call 01/10/24)(c)	200	188,725
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	1,000	924,160
2.50%, 10/25/31 (Call 07/25/31)	600	527,592
3.13%, 10/25/41 (Call 04/25/41)(d)	600	494,256
3.25%, 10/25/51 (Call 04/25/51)(d)	800	645,688
3.88%, 04/22/27 (Call 03/22/27)	600	601,176
4.13%, 04/22/29 (Call 02/22/29)	200	201,336
4.25%, 04/22/32 (Call 01/22/32)	600	609,114
4.50%, 04/22/52 (Call 10/22/51)	700	696,962
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(c)	600	546,675
1.00%, 09/28/27 (Call 07/28/27)(c)	600	520,644
1.25%, 04/23/26 (Call 03/23/26)(c)	800	730,080
1.38%, 09/28/30 (Call 06/28/30)(c)	800	648,552
1.75%, 04/23/28(c)	600	534,288
2.25%, 04/23/31 (Call 01/23/31)(c)	900	775,395
4.63%, 07/22/32	400	410,158
Turk Telekomunikasyon AS, 6.88%, 02/28/25(c)	400	346,575
		12,531,793
Thailand — 2.4%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36(c)	800	683,864
4.05%, 03/19/24(c)	400	402,075
4.30%, 06/15/27 (Call 05/15/27)(i)	400	405,908
4.45%, 09/19/28(c)	400	407,700
5.00%, 10/03/23(c)	200	203,412
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(c)	400	337,950
4.30%, 03/18/51 (Call 09/18/50)(c)	400	307,264
4.40%, 03/30/32 (Call 09/30/31)(c)	600	557,250
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31 (Call 10/02/26)(c)(f)	600	539,175
5.28%, (Call 10/14/25)(c)(e)(f)	200	188,663
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26)(c)(e)(f)	400	336,000
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(c)(d)	400	282,575
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(c)	400	370,080
3.90%, 12/06/59(c)	400	312,032
Security	Par (000)	Value

Thailand (continued)
QNB Finance Ltd., 1.38%, 01/26/26(c)	$650	$596,375
Siam Commercial Bank PCL/Cayman Islands
3.90%, 02/11/24(c)	400	401,075
4.40%, 02/11/29(c)	200	203,537
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(c)	400	251,075
3.75%, 06/18/50(c)	400	259,032
5.38%, 11/20/48(c)(d)	400	336,880
		7,381,922
Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(c)	200	189,000

Turkey — 3.9%
Akbank TAS
5.13%, 03/31/25(c)	400	347,575
6.80%, 02/06/26(c)	300	260,400
6.80%, 06/22/31 (Call 06/22/26)(c)(f)	400	325,325
Banco do Brasil SA/Cayman, 4.75%, 03/20/24(c)	200	199,412
Banco Mercantil del Norte SA/Grand Cayman, 8.38%, (Call 10/14/30)(c)(e)(f)	200	190,413
BBVA Bancomer SA/Texas, 5.88%, 09/13/34 (Call 09/13/29)(c)(f)	200	177,875
BRF SA, 5.75%, 09/21/50 (Call 03/21/50)(c)	200	150,940
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(c)	400	320,575
5.20%, 09/17/30 (Call 09/17/25)(c)	200	178,538
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(c)	200	210,662
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(c)	200	176,700
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(c)	400	317,000
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(c)	200	186,600
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(c)	200	185,288
DBS Group Holdings Ltd., 1.82%, 03/10/31 (Call 03/10/26)(c)(f)	200	182,490
First Quantum Minerals Ltd., 6.88%, 10/15/27 (Call 10/15/23)(c)	1,000	945,000
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(c)	500	451,812
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(c)	400	360,575
Nan Fung Treasury Ltd., 5.00%, 09/05/28(c)	200	199,350
National Bank of Oman SAOG, 5.63%, 09/25/23(c)	200	198,913
QNB Finansbank AS, 6.88%, 09/07/24(c)	400	396,825
SA Global Sukuk Ltd., 1.60%, 06/17/26 (Call 05/17/26)(c)	700	646,800
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(c)	400	336,000
Simpar Europe SA, 5.20%, 01/26/31(c)	200	166,225
Singapore Airlines Ltd., 3.38%, 01/19/29 (Call 11/19/28)(c)	400	362,240
Turk Telekomunikasyon AS, 4.88%, 06/19/24(c)	200	172,000
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(c)	200	170,600
5.80%, 04/11/28 (Call 01/11/28)(c)	365	276,442
Turkiye Garanti Bankasi AS, 7.18%, 05/24/27(c)(f)	600	495,112
Turkiye Is Bankasi AS
6.13%, 04/25/24(c)	800	732,150
7.00%, 06/29/28 (Call 06/29/23)(c)(f)	400	353,200
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(c)	400	354,325
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(c)	400	351,825
Turkiye Vakiflar Bankasi TAO, 8.13%, 03/28/24(c)	400	376,325
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(c)	400	294,325

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(c)	$400	$366,575
8.25%, 10/15/24(c)	200	189,350
13.88%, (Call 01/15/24)(c)(e)(f)	300	303,994
		11,909,756
Ukraine — 0.2%
DTEK Finance PLC, 7.00%, (5.00% PIK), 12/31/27 (Call 08/30/22)(c)(g)	1,010	232,948
Metinvest BV, 7.75%, 10/17/29(c)	400	155,950
Prudential PLC, 2.95%, 11/03/33 (Call 08/03/28)(c)(f)	200	165,750
		554,648
United Arab Emirates — 4.6%
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(c)	200	196,000
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(c)	200	168,850
3.88%, 05/06/24(c)	200	200,850
4.38%, 04/23/25(c)	200	202,537
4.38%, 06/22/26(c)	200	205,662
4.88%, 04/23/30(c)	400	425,700
6.50%, 10/27/36(c)	300	350,306
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(c)	300	262,931
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(c)(e)(f)	200	203,787
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(c)	200	200,537
Aldar Sukuk Ltd., 4.75%, 09/29/25(c)	200	202,850
BOC Aviation Ltd., 1.75%, 01/21/26 (Call 12/21/25)(c)	300	274,965
BOS Funding Ltd., 4.00%, 09/18/24(c)	200	192,038
CBQ Finance Ltd., 2.00%, 05/12/26(c)	400	368,000
China Construction Bank Corp., 2.85%, 01/21/32 (Call 01/21/27)(c)(f)	200	191,558
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(c)	200	189,482
DIB Sukuk Ltd., 2.95%, 01/16/26(c)	600	578,362
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(c)(e)(f)	200	200,000
EI Sukuk Co. Ltd., 1.83%, 09/23/25(c)	400	374,000
Emaar Sukuk Ltd.
3.64%, 09/15/26(c)	200	193,413
3.70%, 07/06/31(c)	200	186,725
3.88%, 09/17/29(c)	200	191,413
EMG Sukuk Ltd.
4.56%, 06/18/24(c)	200	199,225
4.56%, 06/18/24(c)	200	199,225
Emirates NBD Bank PJSC
1.64%, 01/13/26(c)	400	372,000
6.13%, (Call 03/20/25)(c)(e)(f)	400	393,500
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(c)	200	198,038
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(i)	350	333,375
4.88%, 03/30/26 (Call 12/30/25)(i)	350	319,375
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(c)	200	184,000
3.88%, 01/22/24(c)	400	399,500
First Abu Dhabi Bank PJSC
3.29%, 07/08/24, (3 mo. LIBOR US + 0.900%)(c)(f)	200	199,900
4.50%, (Call 04/05/26)(c)(e)(f)	400	385,500
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(c)	600	502,500
3.25%, 09/30/40(c)	400	327,825
Security	Par (000)	Value

United Arab Emirates (continued)
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(c)	$400	$402,950
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(c)	200	184,225
Indofood CBP Sukses Makmur Tbk PT, 3.54%, 04/27/32 (Call 10/27/31)(c)	400	331,544
Israel Electric Corp. Ltd., 3.75%, 02/22/32(i)	200	185,500
MAF Global Securities Ltd., 4.75%, 05/07/24(c)	200	199,975
MAF Sukuk Ltd.
3.93%, 02/28/30(c)	200	191,913
4.64%, 05/14/29(c)	200	199,975
Mashreqbank PSC, 4.25%, 02/26/24(c)	200	199,750
MCC Holding Hong Kong Corp. Ltd., 2.95%, (Call 04/20/24)(c)(e)(f)	200	194,038
OCP SA, 5.13%, 06/23/51 (Call 12/23/50)(c)	600	427,237
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(c)	200	160,380
Rakfunding Cayman Ltd., 4.13%, 04/09/24(c)	200	198,788
REC Ltd., 5.25%, 11/13/23(c)	200	202,400
Ruwais Power Co. PJSC, 6.00%, 08/31/36(c)	200	224,750
SA Global Sukuk Ltd., 0.95%, 06/17/24 (Call 05/17/24)(c)	200	189,750
SF Holding Investment Ltd., 2.88%, 02/20/30(c)	0	—
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(c)	200	192,725
SMC Global Power Holdings Corp., 5.95%, (Call 05/05/25)(c)(e)(f)	400	363,450
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(c)	200	167,225
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(c)	200	208,300
		13,998,804
United States — 0.4%
JBS Finance Luxembourg Co., 2.50%, 01/15/27 (Call 12/15/26)(c)	200	177,310
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 3.00%, 05/15/32 (Call 02/15/32)(c)	100	80,062
JBS USA LUX SA/JBS USA Food Co/JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(c)	200	172,635
4.38%, 02/02/52	200	150,653
5.75%, 04/01/33 (Call 01/01/33)(d)(i)	200	198,578
6.50%, 12/01/52 (Call 06/01/52)(i)	150	151,037
SK Battery America Inc., 2.13%, 01/26/26(c)	400	364,692
		1,294,967
Zambia — 0.8%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 08/08/22)(c)(d)	600	596,286
6.88%, 03/01/26 (Call 08/08/22)(c)	650	630,175
7.50%, 04/01/25 (Call 08/08/22)(c)	800	791,400
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(c)	600	474,000
		2,491,861
Total Corporate Bonds & Notes — 96.5%
(Cost: $337,781,063)		296,267,155

Foreign Government Obligations(k)

Colombia — 0.1%
Korea Hydro & Nuclear Power Co. Ltd., 1.25%, 04/27/26(c)	200	183,520

Nigeria — 0.5%
Africa Finance Corp.
3.13%, 06/16/25(c)	600	555,000
3.75%, 10/30/29(c)	200	167,500
3.88%, 04/13/24(c)	400	387,500

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Nigeria (continued)
4.38%, 04/17/26(c)	$400	$373,500
		1,483,500
Qatar — 0.2%
African Export-Import Bank (The), 3.99%, 09/21/29(Call 06/23/29)(c)	600	506,250

South Korea — 0.4%
Industrial Bank of Korea
0.63%, 09/17/24(c)	200	188,594
1.04%, 06/22/25(c)	200	185,390
Korea Electric Power Corp., 3.63%, 06/14/25(i)	200	199,144
Korea Expressway Corp.
1.13%, 05/17/26(c)(d)	200	183,484
3.63%, 05/18/25	200	199,787
Korea Gas Corp., 3.88%, 07/13/27	200	200,626
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 07/27/27	200	202,710
		1,359,735
Supranational — 0.3%
African Export-Import Bank (The)
3.80%, 05/17/31 (Call 02/17/31)(c)	400	323,000
4.13%, 06/20/24(c)	600	579,000
5.25%, 10/11/23(c)	200	198,750
		1,100,750
Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(c)	400	318,200

Total Foreign Government Obligations — 1.6%
(Cost: $5,505,977)		4,951,955

Total Long-Term Investments — 98.1%
(Cost: $343,287,040)		301,219,110

Short-Term Securities

Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(l)(m)(n)	19,822	19,819,614
Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(l)(m)	3,707	$3,707,000

Total Short-Term Securities — 7.7%
(Cost: $23,523,485)		23,526,614

Total Investments in Securities — 105.8%
(Cost: $366,810,525)		324,745,724

Liabilities in Excess of Other Assets — (5.8)%		(17,876,378)

Net Assets — 100.0%		$306,869,346

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Perpetual security with no stated maturity date.
(f)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Zero-coupon bond.
(i)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$41,898,642	$—	$(22,053,867	)(a)	$(21,733)	$(3,428)	$19,819,614	19,822	$115,372	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,007,000	—	(2,300,000	)(a)	—	—	3,707,000	3,707	7,806		—
					$(21,733)	$(3,428)	$23,526,614		$123,178		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Corporate Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$296,267,155	$—	$296,267,155
Foreign Government Obligations	—	4,951,955	—	4,951,955
Money Market Funds	23,526,614	—	—	23,526,614
	$23,526,614	$301,219,110	$—	$324,745,724

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate